UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
 (Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
 (Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 75.4%
	Aerospace & Defense - 0.9%
7,620	Textron Inc.	$362,636

	Airlines - 0.9%
18,424	JetBlue Airways Corp. (a)	379,719

	Banks - 13.0%
74,793	Bank of America Corp.	1,764,367
10,030	Citigroup Inc.	599,995
14,731	JPMorgan Chase & Co.	1,293,971
33,216	Wells Fargo & Co.	1,848,802
		5,507,135
	Beverages - 1.0%
4,060	Anheuser-Busch InBev SA/NV - ADR (b)	445,625

	Biotechnology - 2.4%
3,784	Celgene Corp. (a)	470,843
5,170	Vertex Pharmaceuticals, Inc. (a)	565,340
		1,036,183
	Capital Markets - 2.9%
20,566	Deutsche Bank AG (a)(b)	352,913
11,530	Invesco, Ltd. (b)	353,164
12,580	Morgan Stanley	538,927
		1,245,004
	Chemicals - 1.3%
6,748	EI du Pont de Nemours & Co.	542,067

	Communications Equipment - 1.6%
20,750	Cisco Systems, Inc.	701,350

	Construction & Engineering - 0.7%
5,286	Fluor Corp.	278,149

	Consumer Finance - 1.7%
8,899	American Express Company	704,000

	Containers & Packaging - 0.7%
4,127	Ball Corp.	306,471

	Diversified Telecommunication Services - 1.1%
2,928	Level 3 Communications, Inc. (a)	167,540
5,913	Verizon Communications Inc.	288,259
		455,799
	Electric Utilities - 1.1%
14,277	FirstEnergy Corp.	454,294

	Electrical Equipment - 2.2%
7,047	Eaton Corp. PLC (b)	522,535
7,210	Emerson Electric Co.	431,591
		954,126
	Electronic Equipment, Instruments & Components - 1.1%
8,201	Corning Inc.	221,427
3,536	TE Connectivity Ltd. (b)	263,609
		485,036
	Food & Staples Retailing - 0.8%
11,553	Whole Foods Market, Inc.	343,355

	Food Products - 1.3%
4,212	Campbell Soup Co.	241,095
7,144	Mondelez International, Inc. - Class A	307,763
		548,858
	Health Care Equipment & Supplies - 2.2%
16,940	Abbott Laboratories	752,305
2,337	Medtronic, PLC (b)	188,269
		940,574
	Health Care Providers & Services - 1.3%
2,972	Aetna, Inc.	379,078
748	Humana Inc.	154,193
		533,271
	Household Products - 0.6%
1,968	Kimberly-Clark Corp.	259,048

	Industrial Conglomerates - 2.1%
30,125	General Electric Co.	897,725

	Insurance - 3.7%
7,034	American International Group, Inc.	439,133
3,686	The Hartford Financial Services Group, Inc.	177,186
17,970	MetLife, Inc.	949,175
		1,565,494
	Internet Software & Services - 1.5%
741	Alphabet, Inc. - Class A (a)	628,220

	IT Services - 0.6%
2,853	Visa Inc. - Class A	253,546

	Machinery - 0.8%
3,637	Caterpillar Inc.	337,368

	Media - 3.2%
8,333	DISH Network Corp. - Class A (a)	529,062
8,046	Liberty Global plc - Class C (a)(b)	281,932
11,971	Viacom, Inc. - Class B	558,088
		1,369,082
	Oil, Gas & Consumable Fuels - 9.9%
3,446	Apache Corp.	177,090
21,381	BP plc - ADR (b)	738,072
3,218	Chevron Corporation	345,517
16,074	ConocoPhillips	801,610
15,273	Exxon Mobil Corp.	1,252,539
9,574	Range Resources Corp.	278,603
74,357	Southwestern Energy Co. (a)	607,497
		4,200,928

	Personal Products - 0.9%
20,174	Coty, Inc. - Class A	365,755

	Pharmaceuticals - 5.3%
3,522	Allergan plc (b)	841,476
2,788	Bristol-Myers Squibb Co.	151,611
1,258	Johnson & Johnson	156,684
32,317	Pfizer, Inc.	1,105,565
		2,255,336
	Road & Rail - 1.7%
6,884	Union Pacific Corp.	729,153

	Semiconductors & Semiconductor Equipment - 0.6%
3,062	Texas Instruments Inc.	246,675

	Software - 2.9%
21,208	Oracle Corp.	946,089
9,071	Symantec Corp.	278,298
		1,224,387
	Specialty Retail - 0.8%
1,264	The Home Depot, Inc.	185,593
2,220	The TJX Companies, Inc.	175,558
		361,151
	Technology Hardware, Storage & Peripherals - 0.5%
1,511	Apple Inc.	217,070

	Textiles, Apparel & Luxury Goods - 0.6%
6,493	Coach, Inc.	268,355

	Tobacco - 1.5%
8,992	Altria Group, Inc.	642,209

	TOTAL COMMON STOCKS (Cost $28,763,537)	32,045,154

	REITS - 3.9%
	Equity Real Estate Investment Trusts (REITs) - 3.9%
2,418	American Tower Corp.	293,884
2,260	AvalonBay Communities, Inc.	414,936
18,983	DDR Corp.	237,857
2,065	Simon Property Group, Inc.	355,242
3,523	Vornado Realty Trust	353,392
	TOTAL REITS (Cost $1,617,801)	1,655,311

	EXCHANGE TRADED FUNDS - 7.6%
	Investment Companies - 7.6%
7,000	iShares Core US Credit Bond ETF	769,370
14,300	iShares Government/Credit Bond ETF	1,614,041
7,300	iShares iBoxx $ Investment Grade Corporate Bond ETF	860,743
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,304,491)	3,244,154

	RIGHTS - 0.1%
	Capital Markets - 0.1%
20,566	Deutsche Bank AG (a)(b)	48,536
	TOTAL RIGHTS (Cost $41,155)	48,536

Principal Amount		Value
	ASSET BACKED SECURITIES - 0.1%
	Continental Airlines 2000-2 Class A-1 Pass Through Trust
$18,581	7.707%, 10/02/2021 (Acquired Various Dates, Cost $18,592) (c)(d)	$19,835
	TOTAL ASSET BACKED SECURITIES (Cost $18,592)	19,835

	CORPORATE BONDS - 3.9%
	Banks - 1.0%
	Bank of America Corp.
200,000	2.600%, 01/15/2019	202,170
	JPMorgan Chase & Co.
200,000	3.900%, 07/15/2025	206,949
		409,119
	Beverages - 0.5%
	Anheuser-Busch InBev SA/NV
200,000	3.650%, 02/01/2026	202,610
	Biotechnology - 0.5%
	AbbVie Inc.
200,000	2.500%, 05/14/2020	201,509
	Diversified Telecommunication Services - 0.9%
	AT&T Inc.
200,000	3.400%, 05/15/2025	193,524
	Verizon Communications Inc.
200,000	4.400%, 11/01/2034	189,825
		383,349
	Food & Staples Retailing - 0.5%
	Wal-Mart Stores, Inc.
200,000	3.250%, 10/25/2020	208,921
	Media - 0.6%
	Comcast Cable Communications Holdings, Inc.
200,000	9.455%, 11/15/2022	266,864
	Transportation - 0.0%
	The Burlington Northern and Santa Fe Railway Co. 2002-1 Pass Through Trust
2,530	5.943%, 01/15/2022	2,683
	TOTAL CORPORATE BONDS (Cost $1,727,119)	1,675,055

	US GOVERNMENT NOTES/BONDS - 5.6%
	United States Treasury Note/Bonds
300,000	4.000%, 08/15/2018	311,748
300,000	1.375%, 02/28/2019	300,750
400,000	2.000%, 09/30/2020	404,687
300,000	3.625%, 02/15/2021	321,240
300,000	1.750%, 09/30/2022	295,512
200,000	2.125%, 05/15/2025	197,020
300,000	3.875%, 08/15/2040	346,928
200,000	2.500%, 02/15/2045	179,758
	TOTAL US GOVERNMENT NOTES/BONDS (Cost $2,438,782)	2,357,643

		SHORT TERM INVESTMENTS - 0.6%
		United States Treasury Bills - 0.6%
		United States Treasury Bill
232,000		0.770%, 08/17/2017	231,315
35,000		0.835%, 09/07/2017	34,871
7,000		0.886%, 09/28/2017	6,969
		TOTAL SHORT TERM INVESTMENTS (Cost $273,318)	273,155

		Total Investments (Cost $38,184,795) - 97.2%	41,318,843
		Other Assets in Excess of Liabilities - 2.8%	1,200,803
		TOTAL NET ASSETS - 100.0%	$42,519,646

	ADR	American Depositary Receipt
	(a)	Non-income producing security.
	(b)	Foreign Issued Security. The total value of the foreign issued securities is $4,036,131 (9.5% of net assets) at March 31, 2017.
	(c)	Restricted Security. The total value of restricted securities is $19,835 (0.0% of net assets) at March 31, 2017.
	(d)	Illiquid Security. The total value of illiquid securities is $19,835 (0.0% of net assets) at March 31, 2017.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of investments	$38,184,795
Gross unrealized appreciation	3,874,622
Gross unrealized depreciation	(740,574)
Net unrealized appreciation	3,134,048

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at March 31, 2017

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
 The investments whose values are based on quoted market prices in an active market, and are therefore classified within Level 1, include active listed domestic equities, including listed REITs and Exchange Traded Funds.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include asset backed securities, investment grade corporate bonds, U.S. government and sovereign obligations, government agency securities, certain mortgage products, and restricted securities.
 Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund's portfolio as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Asset Backed Security	$-	-	19,835	19,835
Common Stocks	32,045,154	-	-	32,045,154
Corporate Bonds	-	1,675,055	-	1,675,055
Exchange Traded Funds	3,244,154	-	-	3,244,154
REITS	1,655,311	-	-	1,655,311
Rights	48,536	-	-	48,536
US Government Notes/Bonds	-	2,357,643	-	2,357,643
Short-Term Investments	-	273,155	-	273,155
Total**	36,993,155	4,305,853	19,835	41,318,843

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	March 31, 2017
Fair Value as of 12/31/2016	-
Transfer in (out)	19,835
Fair Value as of 3/31/17	$19,835

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$-

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

During the period ended March 31, 2017, there were the following transfers between Level 1, Level 2 and Level 3 for the UTC North American Fund:

Transfers	Market Value
Level 2 into Level 3	$19,835

The Fund does not maintain any positions in derivative instruments, and did not engage in derivative activities during the period ended March 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By /s/ Amoy Van Lowe
     Amoy Van Lowe, President & Treasurer

Date   May 11, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Amoy Van Lowe
     Amoy Van Lowe, President & Treasurer

Date   May 11, 2017